Share-Based Payment (Details) - Schedule of Stock Options Activities - Stock options [Member]	12 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Payment (Details) - Schedule of Stock Options Activities [Line Items]
Number of stock options Outstanding at beginning (in Shares) | shares	4,685,673
Weighted Average Exercise Price Outstanding at beginning	$ 2.52
Weighted Average Grant-date Fair Value Outstanding at beginning	$ 1.14
Weighted Average Remaining Contractual Life Outstanding at beginning	4 years 1 month 6 days
Aggregate Intrinsic Value Outstanding at beginning (in Dollars) | $
Number of stock options Granted (in Shares) | shares	1,023,531
Weighted Average Exercise Price Granted	$ 0.8
Weighted Average Grant-date Fair Value Granted	$ 0.57
Weighted Average Remaining Contractual Life Granted
Aggregate Intrinsic Value Granted (in Dollars) | $
Number of stock options Exercised (in Shares) | shares
Weighted Average Exercise Price Exercised
Weighted Average Grant-date Fair Value Exercised
Weighted Average Remaining Contractual Life Exercised
Aggregate Intrinsic Value Exercised (in Dollars) | $
Number of stock options Forfeited or expired (in Shares) | shares	(483,842)
Weighted Average Exercise Price Forfeited or expired	$ 2.08
Weighted Average Grant-date Fair Value Forfeited or expired	$ 1.05
Weighted Average Remaining Contractual Life Forfeited or expired
Aggregate Intrinsic Value Forfeited or expired (in Dollars) | $
Number of stock options Outstanding at end (in Shares) | shares	5,225,362
Weighted Average Exercise Price Outstanding at end	$ 2.22
Weighted Average Grant-date Fair Value Outstanding at end	$ 1.08
Weighted Average Remaining Contractual Life Outstanding at end	2 years 9 months 18 days
Aggregate Intrinsic Value Outstanding at end (in Dollars) | $	$ 356,642
Number of stock options Outstanding and exercisable (in Shares) | shares	1,509,746
Weighted Average Exercise Price Outstanding and exercisable	$ 2.82
Weighted Average Grant-date Fair Value Outstanding and exercisable	$ 1.29
Weighted Average Remaining Contractual Life and exercisable
Aggregate Intrinsic Value Outstanding and exercisable (in Dollars) | $
Number of stock options Vested and expected to vest (in Shares) | shares	3,727,766
Weighted Average Exercise Price Vested and expected to vest	$ 2.38
Weighted Average Grant-date Fair Value Vested and expected to vest	$ 0.42
Weighted Average Remaining Contractual Life Vested and expected to vest	2 years 9 months 18 days
Aggregate Intrinsic Value Vested and expected to vest (in Dollars) | $	$ 191,772